SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of impacts arising of the adoption of IFRS 16) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Increase in total assets	¥ 616	¥ 1,803
Liabilities
Increase in total liabilities	¥ 803	1,803
IFRS 16 [Member]
Assets
Increase in right-of-use assets		1,803
Increase in total assets		1,803
Liabilities
Increase in the non-current portion of lease liabilities		593
Increase in the current portion of lease liabilities		1,210
Increase in total liabilities		¥ 1,803